AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 87.0%
Alpha Architect 1-3 Month Box ETF (a)(b)	6,644	$774,225
Invesco QQQ Trust Series 1	42,746	28,543,214
iShares 0-3 Month Treasury Bond ETF	165,010	16,611,557
iShares 0-5 Year TIPS Bond ETF	161,705	16,841,576
iShares 1-3 Year Treasury Bond ETF	174,685	14,408,019
iShares Core MSCI EAFE ETF	199,630	19,072,650
iShares Core MSCI Emerging Markets ETF	257,459	20,207,957
iShares Core MSCI Total International Stock ETF	22,181	2,066,826
iShares Core S&P Mid-Cap ETF	197,522	14,373,676
iShares Core S&P Small-Cap ETF	106,860	14,650,506
iShares Global 100 ETF	165,044	22,320,550
iShares MSCI ACWI ETF	35,705	5,410,736
iShares S&P 100 ETF	77,781	27,596,699
John Hancock Multi-Factor Mid Cap ETF	29,365	2,111,343
Pacer Developed Markets International Cash Cows 100 ETF	73,652	3,274,568
State Street SPDR Dow Jones Industrial Average ETF Trust	13,251	6,581,109
State Street SPDR S&P 500 ETF Trust	9,413	6,764,747
Vanguard Total World Stock ETF	57,018	8,621,122
Vanguard Ultra Short Bond ETF	51,477	2,564,069
TOTAL EXCHANGE TRADED FUNDS (Cost $188,709,916)		232,795,149

COMMON STOCKS - 12.3%
Communication Services - 1.4%
Interactive Media & Services - 1.4%
Alphabet, Inc. - Class A	6,021	2,316,881
Alphabet, Inc. - Class C	2,139	816,970
Meta Platforms, Inc. - Class A	1,217	744,694
Total Communication Services		3,878,545

Consumer Discretionary - 0.8%
Automobile Manufacturers - 0.1%
Tesla, Inc. (a)	971	370,563

Broadline Retail - 0.6%
Amazon.com, Inc. (a)	6,227	1,650,528

Home Improvement Retail - 0.1%
Home Depot, Inc.	660	217,008
Total Consumer Discretionary		2,238,099

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Consumer Staples - 0.4%
Consumer Staples Merchandise Retail - 0.4%
Walmart, Inc.	7,334	$967,575

Energy - 0.4%
Integrated Oil & Gas - 0.4%
Exxon Mobil Corp.	6,255	965,334

Financials - 1.0%
Diversified Banks - 0.6%
JPMorgan Chase & Co.	4,793	1,501,311

Multi-Sector Holdings - 0.2%
Berkshire Hathaway, Inc. - Class B (a)	1,234	584,422

Transaction & Payment Processing Services - 0.2%
Visa, Inc. - Class A	2,097	691,675
Total Financials		2,777,408

Health Care - 0.7%
Pharmaceuticals - 0.7%
Eli Lilly & Co.	934	872,916
Johnson & Johnson	3,807	875,039
Total Health Care		1,747,955

Industrials - 0.7%
Aerospace & Defense - 0.3%
General Electric Co.	2,766	801,946

Construction Machinery & Heavy Transportation Equipment - 0.4%
Caterpillar, Inc.	1,277	1,136,671
Total Industrials		1,938,617

Information Technology - 6.2%
Application Software - 0.3%
Palantir Technologies, Inc. - Class A (a)	6,108	849,684

Communications Equipment - 0.4%
Cisco Systems, Inc.	11,660	1,066,890

Semiconductors - 2.7%
Advanced Micro Devices, Inc. (a)	4,654	1,649,796
Broadcom, Inc.	4,865	2,030,797

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Micron Technology, Inc.	2,320	$1,199,811
NVIDIA Corp.	12,250	2,444,733
		7,325,137
Systems Software - 0.8%
Microsoft Corp.	5,030	2,051,134

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	19,380	5,258,763
Total Information Technology		16,551,608

Materials - 0.3%
Industrial Gases - 0.3%
Linde PLC	1,879	941,642

Utilities - 0.4%
Electric Utilities - 0.4%
NextEra Energy, Inc.	10,097	988,294
TOTAL COMMON STOCKS (Cost $19,068,060)		32,995,077

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Real Estate - 0.4%
Health Care REITs - 0.4%
Welltower, Inc.	4,541	986,941
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $939,668)		986,941

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.58% (c)	711,533	711,533
TOTAL MONEY MARKET FUNDS (Cost $711,533)		711,533

TOTAL INVESTMENTS - 100.0% (Cost $209,429,177)		$267,488,700
Liabilities in Excess of Other Assets - (0.0)% (d)		(67,189)
TOTAL NET ASSETS - 100.0%		$267,421,511

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(d)	Represents less than 0.05% of net assets.

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AMPLIUS AGGRESSIVE ASSET ALLOCATION ETF

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)
Amplius Aggressive Asset Allocation ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Exchange Traded Funds	$232,795,149	$—	$—	$232,795,149
Common Stocks	32,995,077	—	—	32,995,077
Real Estate Investment Trusts	986,941	—	—	986,941
Money Market Funds	711,533	—	—	711,533
Total Investments	$267,488,700	$—	$—	$267,488,700
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Transactions with Affiliates

The Fund’s transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended April 30, 2026:

Alpha Architect 1-3 Month Box ETF
Value as of January 31, 2026	$756,544
Additions	80,487
Reductions	(69,940)
Realized gain (loss)	1,815
Net change in unrealized appreciation (depreciation)	5,319
Value as of April 30, 2026	$774,225

Dividend (Interest) income	$—
Capital gain distributions from underlying funds	$—

Shares as of April 30, 2026	6,644